STOCKHOLDERS’ EQUITY	12 Months Ended
Jun. 30, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

(4)	STOCKHOLDERS’ EQUITY

(a)	Stock-Based Compensation Expense

The following table summarizes stock-based compensation expense for the years ended June 30:

	2023	2022
Cost of Goods Sold	$34,966	$115,021
Research and Development Expenses	182,498	218,847
Selling, General and Administrative Expenses	701,568	561,626
Stock Based Compensation Expense	$919,032	$895,494

As of June 30, 2023, the unrecognized compensation costs related to options vesting in the future is $330,611. No compensation has been capitalized because such amounts would have been immaterial. There was no net income tax benefit recognized related to such compensation for the years ended June 30, 2023, or 2022, as the Company is currently in a loss position. There were 267,336 stock options granted during the year ended June 30, 2023, and 204,833 stock options granted during the year ended June 30, 2022.

The Company uses the Black-Scholes option-pricing model as the most appropriate method for determining the estimated fair value for the stock awards. The Black-Scholes method of valuation requires several assumptions: (1) the expected term of the stock award; (2) the expected future stock volatility over the expected term; and (3) risk-free interest rate. The expected term represents the expected period of time the Company believes the options will be outstanding based on historical information. Estimates of expected future stock price volatility are based on the historic volatility of the Company’s common stock and the risk-free interest rate is based on the U.S. Zero-Bond rate. The Company utilizes a forfeiture rate based on an analysis of the Company’s actual experience. The fair value of options at date of grant was estimated with the following assumptions for options granted in fiscal year 2023:

Year Ended
June 30, 2023
Assumptions:
Option life	5.3 years
Risk-free interest rate	3.0-7.0%
Weighted average stock volatility	101.9%
Dividend yield	0
Weighted average fair value of grants	$4.77

(b)        Common Stock Issued for Services

In December 2021, the Company issued 3,031 shares of its common stock to its Chief Financial Officer as compensation for services performed. The company recognized $20,000 of stock-based compensation expense during the three months ended December 31, 2021 relating to these common stock shares.

(c)        Stock Option Plans

The type of share-based payments currently utilized by the Company is stock options.

The Company has four stock option plans outstanding as of June 30, 2023, namely the Precision Optics Corporation, Inc. 2022 Equity Incentive Plan (the “2022 Plan”), the Precision Optics Corporation, Inc. 2021 Equity Incentive Plan (the “2021 Plan”), the Precision Optics Corporation, Inc. 2011 Equity Incentive Plan (the “2011 Plan”) and the Precision Optics Corporation, Inc. 2006 Equity Incentive Plan (the “2006 Plan”). Vesting periods under each of the Plans are at the discretion of the Board of Directors and typically average three years and in some instances are subject to future performance criteria. Options under these Plans are granted at fair market value on the date of grant and typically have an initial term of ten years from the date of grant, subject to certain cancellation provisions such as upon employment termination. . The Company has filed Registration Statements on Form S-8 with the Securities and Exchange Commission to register all shares of common stock issuable under the 2021, 2011, and 2006 Plans. The Company has not yet registered shares of common stock issuable under the 2022 Plan.

On April 8, 2022, the Shareholders approved the 2022 Plan which provides eligible participants (certain employees, directors, consultants, etc.) the opportunity to receive a broad variety of equity based and cash awards. A maximum of 333,333 shares of the Company’s common stock may be issued pursuant to stock options or other awards under the 2022 Plan. At June 30, 2023, options for a total of 210,668 shares of common stock were outstanding and 122,665 shares of common stock were available for future grants under the 2022 Plan.

On May 10, 2021, the Board of Directors approved the 2021 Plan which likewise authorizes a broad variety of equity based and cash awards. A maximum of 333,333 shares of the Company’s common stock may be issued under the 2021 Plan. At June 30, 2023, options for a total of 280,323 shares of common stock were outstanding under the 2021 Plan and 47,789 shares of common stock were available for future grants under the 2021 Plan.

The 2011 Plan and 2006 Plan likewise provided for a broad variety of equity based and cash awards, but terminated in 2021 and 2016, respectively. At June 30, 2023, options for a total of 623,250 shares of common stock were still outstanding under the 2011 Plan.

At June 30, 2023, options for a total of 12,899 shares of common stock were still outstanding under the 2006 Plan.

The following tables summarize stock option activity for the years ended June 30, 2023 and 2022:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life

Outstanding at July 1, 2021	859,400	$3.39	6.73 years
Grants	204,833	$5.22
Exercised	(98,566)	$3.15
Cancellations	(61,000)	$4.80
Outstanding at June 30, 2022	904,667	$3.99	7.08 years
Grants	294,003	$6.27
Exercised	(8,523)	$3.05
Cancellations	(63,007)	$5.87
Outstanding at June 30, 2023	1,127,140	$4.54	6.88 years

Information related to the stock options outstanding as of June 30, 2023 is as follows:

Range of Exercise Prices	Number of Shares	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted- Average Exercise Price
$1.44	20,000	2.75	$1.44	20,000	$1.44
$1.50	26,666	2.98	$1.50	26,666	$1.50
$1.65	5,000	4.76	$1.65	5,000	$1.65
$2.10	33,333	5.10	$2.10	33,333	$2.10
$2.19	205,663	3.70	$2.19	205,663	$2.19
$2.70	12,000	0.94	$2.70	12,000	$2.70
$3.75	15,000	6.72	$3.75	15,000	$3.75
$3.90	146,325	5.95	$3.90	146,325	$3.90
$4.20	23,332	7.39	$4.20	23,332	$4.20
$4.26	33,333	6.20	$4.26	33,333	$4.26
$4.35	1,666	7.69	$4.35	1,666	$4.35
$4.50	23,332	6.44	$4.50	23,332	$4.50
$5.04	178,173	7.93	$5.04	178,173	$5.04
$5.43	10,000	8.26	$5.43	10,000	$5.43
$5.61	10,000	8.87	$5.61	2,500	$5.61
$5.85	23,335	8.51	$5.85	2,224	$5.85
$5.93	4,000	9.53	$5.93	4,000	$5.93
$6.00	26,664	8.72	$6.00	13,334	$6.00
$6.78	90,000	9.50	$6.78	90,000	$6.26
$6.27	77,654	8.61	$6.27	25,885	$6.27
$6.78	46,664	8.39	$6.78	35,553	$6.78
$6.40	65,000	9.82	$6.40	2,500	$6.40
$6.94	50,000	9.96	$6.94	–	$–
$1.44–6.94	1,127,140	6.85	$4.54	909,819	$4.04

The aggregate intrinsic value of the Company’s “in-the-money” outstanding and exercisable options as of June 30, 2023, was $1,968,998 and $1,195,615, respectively.

(d)	Sale of Stock in October 2021

On October 1, 2021, the Company entered into agreements with accredited investors for the sale and purchase of 312,500 unregistered shares of its common stock, $0.01 par value at a purchase price of $4.80 per share. The Company used the net proceeds from this placement to partially fund the October 4, 2021, acquisition of the operating assets of Lighthouse Imaging, LLC with an effective date of October 4, 2021.

In conjunction with the placement, the Company also entered into a registration rights agreement with the investors, whereby it is obligated to file a registration statement with the Securities and Exchange Commission on or before 120 calendar days after October 4, 2021 to register the resale by the investors of 312,500 shares of its common stock purchased in the placement. The registration statement was filed on January 31, 2022 and became effective on February 11, 2022.

(e)	Issuance of Common Stock in Business Acquisition

On October 4, 2021, the Company issued 833,333 unregistered shares of its common stock to the sellers of Lighthouse Imaging, LLC, valued on that date at $4.80 per share or $4,000,000, as shown in the accompanying statement of stockholders’ equity for the fiscal year ended June 30, 2022.

In conjunction with the issuance, the Company agreed to use reasonable efforts to effectuate within a reasonable period after the October 4, 2021 business acquisition date a registration statement with the Securities and Exchange Commission to register the resale by the sellers of 833,333 shares of its common stock issued in the business acquisition. The registration statement was filed on June 13, 2022 and became effective on July 14, 2022.

(f)	Sale of Stock in June 2023

On June 15, 2023, the Company entered into agreements with certain institutional and accredited investors for the sale and purchase of 420,000 unregistered shares of its common stock, $0.01 par value at a purchase price of $6.00 per share. The Company expects to use the net proceeds from this placement for general working capital needs.

In conjunction with the placement, the Company also entered into a registration rights agreement with the investors, whereby it is obligated to register the resale by the investors of 420,000 shares of its common stock purchased in the placement.